Employee Retirement Plans - Schedule of Pension Costs in Future Periods (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Ovation Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Unrecognized (gain) loss	$ (1,647)	$ 10,717